FOREIGN EXCHANGE (GAIN) LOSS (Tables)	12 Months Ended
Dec. 31, 2017
Effects Of Changes In Foreign Exchange Rates [Abstract]
Summary of Foreign Exchange (Gain) Loss

	Year ended December 31
	2017	2016
Currency exchange rate (Cdn$1 = U.S.$) at beginning of year	$0.74	$0.72
Currency exchange rate (Cdn$1 = U.S.$) at year end	$0.80	$0.74
Unrealized foreign exchange (gain) loss on U.S. dollar denominated debt (1)	$(66.1)	$(46.8)
Unrealized foreign exchange (gain) loss on U.K. pound sterling denominated debt (1)	0.5	(5.8)
Total unrealized foreign exchange (gain) loss from translation of foreign denominated debt	$(65.6)	$(52.6)
Unrealized (gain) loss on U.S. foreign exchange risk management contracts (2)	$15.0	$80.6
Unrealized (gain) loss on U.K. foreign exchange risk management contracts	(0.8)	5.4
Total unrealized (gain) loss on foreign exchange risk management contracts	$14.2	$86.0
Net unrealized foreign exchange (gain) loss	$(51.4)	$33.4
Net realized foreign exchange (gain) loss (3)	$38.4	$(46.5)

(1)	Includes both principal and interest.

(2)	Includes both foreign exchange risk management contracts associated with the U.S. denominated term notes and with the fixed price WCS differential.

(3)	Year ended December 31, 2017 includes $37.6 million loss from settlement of foreign exchange swap contracts related to the prepayment of term notes.